UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds U.S. Government Money Market FundSM
Investment portfolio
December 31, 2016
unaudited
Short-term securities 93.30% Federal agency discount notes 57.77%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 1/3/2017	0.36%	$75,000	$75,000
Fannie Mae 1/11/2017	0.40	75,000	74,993
Fannie Mae 1/25/2017	0.40	80,000	79,979
Fannie Mae 2/1/2017	0.41	50,000	49,983
Fannie Mae 2/2/2017	0.46	50,000	49,983
Fannie Mae 2/8/2017	0.50	50,000	49,978
Fannie Mae 2/14/2017	0.48	83,800	83,757
Fannie Mae 2/22/2017	0.50	50,000	49,968
Fannie Mae 3/13/2017	0.40	150,000	149,858
Federal Farm Credit Banks 1/17/2017	0.45	40,200	40,193
Federal Farm Credit Banks 1/23/2017	0.44	15,000	14,996
Federal Farm Credit Banks 1/24/2017	0.43	20,000	19,995
Federal Farm Credit Banks 2/7/2017	0.46	15,000	14,993
Federal Farm Credit Banks 2/17/2017	0.55	20,000	19,988
Federal Farm Credit Banks 3/7/2017	0.43	20,000	19,982
Federal Farm Credit Banks 3/10/2017	0.45	50,000	49,952
Federal Farm Credit Banks 3/13/2017	0.54	50,000	49,950
Federal Farm Credit Banks 4/3/2017	0.45	20,000	19,973
Federal Home Loan Bank 1/3/2017	0.30	100,000	100,000
Federal Home Loan Bank 1/4/2017	0.35	325,000	324,997
Federal Home Loan Bank 1/5/2017	0.29	50,000	49,999
Federal Home Loan Bank 1/6/2017	0.35	354,500	354,486
Federal Home Loan Bank 1/9/2017	0.35	135,000	134,991
Federal Home Loan Bank 1/10/2017	0.35	251,100	251,080
Federal Home Loan Bank 1/11/2017	0.41	200,000	199,982
Federal Home Loan Bank 1/12/2017	0.39	50,000	49,995
Federal Home Loan Bank 1/13/2017	0.40	310,500	310,466
Federal Home Loan Bank 1/17/2017	0.42	329,000	328,947
Federal Home Loan Bank 1/18/2017	0.42	266,000	265,955
Federal Home Loan Bank 1/19/2017	0.43	150,000	149,971
Federal Home Loan Bank 1/20/2017	0.38	362,000	361,928
Federal Home Loan Bank 1/23/2017	0.42	155,600	155,564
Federal Home Loan Bank 1/24/2017	0.44	150,000	149,962
Federal Home Loan Bank 1/25/2017	0.43	375,389	375,291
Federal Home Loan Bank 1/27/2017	0.43	270,400	270,324
Federal Home Loan Bank 1/30/2017	0.38	50,000	49,984
Federal Home Loan Bank 1/31/2017	0.48	68,600	68,577
Federal Home Loan Bank 2/1/2017	0.40	250,000	249,915
Federal Home Loan Bank 2/2/2017	0.44	100,000	99,965
Federal Home Loan Bank 2/3/2017	0.46	352,850	352,723
Federal Home Loan Bank 2/6/2017	0.43	50,000	49,980
Federal Home Loan Bank 2/7/2017	0.50	180,200	180,126
Federal Home Loan Bank 2/8/2017	0.53	100,000	99,956
Federal Home Loan Bank 2/10/2017	0.49	237,000	236,891
Federal Home Loan Bank 2/13/2017	0.47	292,000	291,854
Federal Home Loan Bank 2/14/2017	0.37	100,000	99,949
Federal Home Loan Bank 2/15/2017	0.48	151,000	150,920
American Funds U.S. Government Money Market Fund — Page 1 of 4

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 2/17/2017	0.51%	$300,000	$299,835
Federal Home Loan Bank 2/21/2017	0.48	195,000	194,879
Federal Home Loan Bank 2/22/2017	0.51	494,550	494,233
Federal Home Loan Bank 2/24/2017	0.51	303,050	302,850
Federal Home Loan Bank 2/28/2017	0.51	147,500	147,391
Federal Home Loan Bank 3/1/2017	0.51	128,200	128,103
Federal Home Loan Bank 3/3/2017	0.50	119,680	119,587
Federal Home Loan Bank 3/17/2017	0.53	100,000	99,900
Federal Home Loan Bank 3/22/2017	0.54	50,000	49,945
Federal Home Loan Bank 3/29/2017	0.55	281,000	280,660
Freddie Mac 1/6/2017	0.41	175,000	174,993
Freddie Mac 1/9/2017	0.35	66,668	66,663
Freddie Mac 1/18/2017	0.34	59,200	59,190
Freddie Mac 1/23/2017	0.40	37,500	37,491
Freddie Mac 1/30/2017	0.42	203,572	203,507
Freddie Mac 2/2/2017	0.46	241,350	241,266
Freddie Mac 2/3/2017	0.45	50,000	49,978
Freddie Mac 2/6/2017	0.35	116,600	116,553
Freddie Mac 2/7/2017	0.43	127,100	127,048
Freddie Mac 2/13/2017	0.36	150,000	149,925
Freddie Mac 2/14/2017	0.37	50,000	49,975
Freddie Mac 2/15/2017	0.37	100,000	99,947
Freddie Mac 2/23/2017	0.38	25,000	24,984
Freddie Mac 3/2/2017	0.42	150,000	149,885
Freddie Mac 3/6/2017	0.40	100,000	99,918
Freddie Mac 4/4/2017	0.50	30,000	29,961
Freddie Mac 5/15/2017	0.49	100,000	99,792
Tennessee Valley Authority 1/3/2017	0.50	40,000	40,000
Tennessee Valley Authority 1/17/2017	0.50	50,000	49,992
			10,666,750
U.S. Treasury bills 31.20%
U.S. Treasury Bills 1/5/2017	0.32	570,300	570,289
U.S. Treasury Bills 1/12/2017	0.38	207,900	207,879
U.S. Treasury Bills 1/19/2017	0.36	638,150	638,029
U.S. Treasury Bills 1/26/2017	0.37	753,300	753,089
U.S. Treasury Bills 2/2/2017	0.38	461,100	460,943
U.S. Treasury Bills 2/9/2017	0.39	668,900	668,552
U.S. Treasury Bills 2/16/2017	0.46	318,800	318,615
U.S. Treasury Bills 2/23/2017	0.44	580,000	579,594
U.S. Treasury Bills 3/2/2017	0.47	293,400	293,165
U.S. Treasury Bills 3/9/2017	0.49	235,900	235,695
U.S. Treasury Bills 3/16/2017	0.52	200,000	199,804
U.S. Treasury Bills 3/23/2017	0.51	335,000	334,635
U.S. Treasury Bills 3/30/2017	0.53	100,000	99,883
U.S. Treasury Bills 4/13/2017	0.49	200,000	199,694
U.S. Treasury Bills 4/20/2017	0.47	100,000	99,840
U.S. Treasury Bills 5/25/2017	0.60	100,000	99,757
			5,759,463
Repurchase agreements 4.33%
Overnight repurchase agreements*		800,000	800,000
Total short-term securities (cost: $17,225,884,000)			17,226,213
American Funds U.S. Government Money Market Fund — Page 2 of 4

unaudited
Bonds, notes & other debt instruments 6.50% U.S. Treasury bonds & notes 6.50% U.S. Treasury 6.50%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2017	$100,000	$99,976
U.S. Treasury 0.633% 2017[1]	250,000	250,140
U.S. Treasury 0.640% 2017[1]	175,000	175,017
U.S. Treasury 0.724% 2017[1]	225,000	225,337
U.S. Treasury 0.686% 2018[1]	100,000	100,018
U.S. Treasury 0.746% 2018[1]	200,000	200,360
U.S. Treasury 0.828% 2018[1]	150,000	150,428
		1,201,276
Total bonds, notes & other debt instruments (cost: $1,199,863,000)		1,201,276
Total investment securities 99.80% (cost: $18,425,747,000)		18,427,489
Other assets less liabilities 0.20%		36,236
Net assets 100.00%		$18,463,725
*Repurchase agreements

The fund held overnight repurchase agreements as of December 31, 2016. Additional details on repurchase agreements appear in the following table.
Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.48%	12/30/2016	1/3/2017	U.S. Treasury Securities 1.00%-2.125% 2018-2023	$ 102,000	$ 100,000	$ 100,005
BNP Paribas	0.50	12/30/2016	1/3/2017	U.S. Treasury Securities 1.75%-2.375% 2018-2022	306,000	300,000	300,017
Toronto Dominion	0.50	12/30/2016	1/3/2017	U.S. Treasury Securities 0%-9.125% 2017-2022	255,000	250,000	250,014
Wells Fargo	0.50	12/30/2016	1/3/2017	U.S. Treasury Securities 2.375% 2025	153,000	150,000	150,008
					$ 816,000	$ 800,000	$ 800,044

[1]	Coupon rate may change periodically.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Funds U.S. Government Money Market Fund — Page 3 of 4

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2016, all of the fund’s investment securities were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,025
Gross unrealized depreciation on investment securities	(283)
Net unrealized appreciation on investment securities	1,742
Cost of investment securities	18,425,747
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-059-0217O-S54059	American Funds U.S. Government Money Market Fund — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2017